Trade and Other Receivables (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Trade and other receivables [abstract]
Schedule of Prepaid and Other Current Assets
	Consolidated
	30 June 2023	30 June 2022
	A$	A$

Other receivable	264,705	29,216
Rent bond	5,830	5,830
Prepayments	217,351	64,575
GST receivable	7,300	142,860

	495,186	242,481

Schedule of Trade and Other Receivable
	Consolidated
	31 Dec 2023	30 Jun 2023
	A$	A$

Current assets
Other receivable	244,804	264,705
Rent Bond	-	5,830
Prepayments	150,226	217,351
GST receivable	5,504	7,300

	400,534	495,186